Type:  		13F-HR
Period:		12/31/2004
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	December 31, 2004

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts January 11, 2004

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	22
Form 13F Information Table Value Total:	$118,321,000

List of Other Included Managers: NA


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     7154   108931 SH       SOLE                   108931
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4248     1447 SH       SOLE                     1447
BISYS GROUP INC COM            COM              055472104     3484   211764 SH       SOLE                   211764
BLOCK H & R INC COM            COM              093671105     6281   128178 SH       SOLE                   128178
CENDANT CORP                   COM              151313103     4353   186175 SH       SOLE                   186175
CITIGROUP INC                  COM              172967101    11914   247288 SH       SOLE                   247288
COCA-COLA FEMSA S A DE SPON AD COM              191241108     7888   332005 SH       SOLE                   332005
CONOCOPHILLIPS                 COM              20825C104     2231    25695 SH       SOLE                    25695
D R HORTON INC COM             COM              23331A109     7398   183520 SH       SOLE                   183520
EQUITY OFFICE PPTYS TR PFD CV  COM              294741509      411     8000 SH       SOLE                     8000
ETHAN ALLEN INTERIORS COM      COM              297602104     4619   115419 SH       SOLE                   115419
GANNETT CO INC DEL             COM              364730101     3880    47486 SH       SOLE                    47486
GENERAL ELECTRIC CO            COM              369604103      379    10385 SH       SOLE                    10385
HILB ROGAL & HAMILTON COM      COM              431294107     4600   126944 SH       SOLE                   126944
HOME DEPOT INC                 COM              437076102     3559    83277 SH       SOLE                    83277
JOHNSON CTLS INC COM           COM              478366107     1175    18526 SH       SOLE                    18526
KINDER MORGAN INC KANS COM     COM              49455P101     5735    78424 SH       SOLE                    78424
LABORATORY AMER HLDGS COM NEW  COM              50540R409     5493   110250 SH       SOLE                   110250
PFIZER INCORPORATED            COM              717081103     6299   234243 SH       SOLE                   234243
RENT A CTR INC NEW COM         COM              76009N100     6606   249284 SH       SOLE                   249284
WASHINGTON MUT INC COM         COM              939322103    12007   283999 SH       SOLE                   283999
WELLS FARGO & CO DEL COM       COM              949746101     8607   138495 SH       SOLE                   138495

REPORT SUMMARY		        22 DATA RECORDS		    118321	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
